Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0001004155
Registrant Name	SOUTHERN CO GAS
Registration File Number	333-285115
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES